Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Event [Line Items]
Contributions	$ 15,131,098	$ 59,558,339
Millburn Multi-Markets Fund L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	336,900
Withdrawls	16,555,229
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions	22,246,533	115,958,983
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	3,396,900
Withdrawls	$ 16,979,794